Loan operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2022	2021

Pledged asset loan	20,198,764	11,789,419
Retail	10,932,086	7,296,172
Companies	5,311,675	1,887,649
Credit card	3,955,003	2,605,598

Non-pledged loan	2,061,774	1,054,618
Retail	309,468	117,032
Companies	546,678	937,586
Credit card	1,205,628	—
Total loans operations	22,260,538	12,844,037
Expected Credit Loss (Note 10)	(49,377)	(24,410)
Total loans operations, net of Expected Loss	22,211,161	12,819,627

By maturity	2022	2021

Due in 3 months or less	2,496,982	2,539,387
Due after 3 months through 12 months	7,211,321	2,081,563
Due after 12 months	12,552,235	8,223,087
Total Loans operations	22,260,538	12,844,037

By concentration	2022	2021

Largest debtor	814,284	227,229
10 largest debtors	2,458,714	1,162,802
20 largest debtors	3,241,494	1,721,591
50 largest debtors	4,484,877	2,793,814
100 largest debtors	5,615,708	3,899,644